Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ 18,166	$ (61,209)
Profit/(loss) attributable to non-controlling interests	11,720	(3,042)
Income tax	42,390	25,079
Share of (profit)/loss of associates carried under the equity method	(4,245)	2,248
Financial expense, net	251,422	221,911
Depreciation, amortization, and impairment charges	334,916	302,166
Total segment Adjusted EBITDA	(618,037)	(609,572)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	(18,166)	61,209
Profit/(loss) attributable to non-controlling interests	11,720	(3,042)
Income tax	42,390	25,079
Share of (profit)/loss of associates carried under the equity method	(4,245)	2,248
Financial expense, net	251,422	221,911
Depreciation, amortization, and impairment charges	334,916	302,166
Total segment Adjusted EBITDA	$ 618,037	$ 609,572